Nasdaq Deficiency Notices (Details Narrative) - USD ($)	Jan. 31, 2023	[1],[2]	Dec. 27, 2022	Oct. 31, 2022	[2]	Jul. 31, 2022	[1],[2]	Jun. 02, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Jul. 31, 2020
Nasdaq Deficiency Notices
Shares issued price per share								$ 1.00
Stockholders equity	$ 5,486,461		$ 2,500,000	$ 984,449		$ (6,118,404)			$ (19,815,178)	$ (28,778,694)	$ (38,075,801)	$ (13,870,436)

[1]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.
[2]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.